Related Party Transactions (FY) (Details) - USD ($)		4 Months Ended		6 Months Ended		12 Months Ended
	Feb. 01, 2016	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Aug. 31, 2018	Aug. 31, 2017
Related Party Transactions [Line Items]
Proceeds from Related Party Debt		$ 0	$ 35,500	$ 6,200,000	$ 2,013,000	$ 35,500	$ 0
Due to Officers or Stockholders, Current						140,000	120,000
Interest Expense, Related Party		0	$ 1,516			2,291	2,011
Chief Executive Officer [Member]
Related Party Transactions [Line Items]
Employment Agreement, Annual Salary	$ 96,000
Proceeds from Related Party Debt						35,500	231,000
Imputed Interest							$ 2,011
Salary and Wage, Officer, Excluding Cost of Good and Service Sold		16,000				76,000
Increase (Decrease) in Accrued Salaries		32,000				20,000
Due to Officers or Stockholders, Current		$ 124,000				140,000
Interest Expense, Related Party						2,291
Due to Related Parties						0
Principal [Member] | Chief Executive Officer [Member]
Related Party Transactions [Line Items]
Repayments of Related Party Debt						266,500
Interest [Member] | Chief Executive Officer [Member]
Related Party Transactions [Line Items]
Repayments of Related Party Debt						$ 4,302